Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting
Segment reporting

Note 20 – Segment reporting

The chief operating decision-maker organizes and manages the business under two operating segments, consisting of royalty, stream and working interests in each of the mining and energy sectors.

The Company’s reportable segments for purposes of assessing performance are presented as follows:

	2021			2020
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$1,090.5	$209.5	$1,300.0	$928.5	$91.7	$1,020.2

Expenses
Costs of sales	$166.6	$11.7	$178.3	$152.4	$6.4	$158.8
Depletion and depreciation	239.5	57.9	297.4	193.8	44.9	238.7
Segment gross profit	$684.4	$139.9	$824.3	$582.3	$40.4	$622.7

A reconciliation of total segment gross profit to consolidated net income before income taxes is presented below:

	2021	2020
Total segment gross profit	$824.3	$622.7

Other operating (income)/expenses
Impairment (reversals) and charges	$(68.0)	$262.1
General and administrative expenses	19.6	19.2
Share-based compensation expense	11.2	9.6
Gain on sale of gold bullion	(1.4)	(7.0)
Depreciation	2.2	2.3
Foreign exchange loss and other (income) expenses	3.0	(2.8)
Income before finance items and income taxes	$857.7	$339.3

Finance items
Finance income	$3.7	$3.7
Finance expenses	(3.6)	(3.5)
Net income before income taxes	$857.8	$339.5

Revenues earned during the years ended December 31, 2021 and 2020 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest:

	2021	2020
Latin America:
Peru	$228.2	$175.5
Chile	116.5	106.8
Panama	235.0	135.4
Brazil	59.4	-
Other	90.1	84.4
United States	270.3	178.6
Canada	186.9	196.9
Rest of World	113.6	142.6
	$1,300.0	$1,020.2

For the year ended December 31, 2021, one interest generated 18% of the Company’s revenue, totaling $235.0 million of revenue. Comparatively, for the year ended December 31, 2020 three interests generated revenue of 13%, 12% and 10%, respectively, totaling $360.7 million of revenue.

Royalty, stream and working interests as at December 31, 2021 and 2020 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest.

	2021	2020
Latin America:
Panama	$1,268.0	$1,318.5
Peru	844.2	766.3
Brazil	519.2	-
Chile	460.1	485.0
Other	150.4	154.4
United States	1,188.3	1,216.8
Canada	515.8	458.2
Rest of World	203.3	232.9
	$5,149.3	$4,632.1

Investments and a loan receivable of $275.6 million (2020 - $238.4 million) are held in Canada. Energy well equipment, included in other non-current assets, of $5.4 million (2020 - $5.0 million) is located in Canada.